Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement, description	The Company granted the underwriters a 45-day option from the effective date of the registration statement relating to the Initial Public Offering to purchase up to 2,086,956 additional ordinary shares at the Initial Public Offering price less the underwriting discounts and commissions.	The Company granted the underwriters a 45-day option from the effective date of the registration statement relating to the Initial Public Offering to purchase up to 2,086,956 additional ordinary shares at the Initial Public Offering price less the underwriting discounts and commissions.
Underwriting discount per share	$ 0.2	$ 0.2
Deferred underwriting commission per public share	$ 0.35	$ 0.35
Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting expense	$ 3.2	$ 3.2
Deferred underwriting commission	$ 5.6	$ 5.6